CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (EUR €)	Jun. 30, 2014	Dec. 31, 2013
Statement Of Financial Position [Abstract]
Common shares, par value	€ 0.01	€ 0.01
Common shares, shares issued	1,353,331,866	1,350,073,530
Special voting shares, shares outstanding	418,324,224	468,994,386